Accounts Payable and Accrued Liabilities	12 Months Ended
Jul. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
4.	Accounts payable and accrued liabilities

The balance of accounts payable and accrued liabilities as of July 31, 2026 is $6,971,443 (CA$9,773,615) (July 31, 2025 – $4,707,940 (CA$6,515,083)), and includes $328,935 (CA$461,151) (July 31, 2025 – $332,779 (CA$$460,516)) representing amounts due to service providers (the “Extended Payables”). The service providers initially agreed to extend the due date for the Extended Payables to September 30, 2025. On September 30, 2025, the due date was further extended to September 30, 2026; no further extensions were made and the balance remains in accounts payable.

As a result of these extensions, the Company calculated the fair value of the accounts payable at the date of extension using a risk-adjusted discount rate of 16.5%. The extension of the accounts payable has been considered as an extinguishment of debt pursuant to ASC 310-20-35-9. Consequently, a gain on extinguishment of $47,982 has been recognized in the statements of operations for the year ended July 31, 2026, and a decrease in the carrying value of the accounts payable. The discount is being amortized over the extended period of the accounts payable.

The changes of the Extended Payables for the years ended July 31, 2026 and 2025 are summarized below:

	Years Ended
	July 31,
	2026	2025
Balance, beginning of year	$332,779	$286,019
Initial recognition	291,660	-
Derecognition	(339,642)	-
Interest	48,139	46,625
Effect of movements on exchange rates	(4,001)	135
Balance, end of year	$328,935	$332,779

During the year ended July 31, 2026, accretion expense of $48,139 was recorded as finance costs with a corresponding increase in the carrying value of the accounts payable (July 31, 2025 – $46,625).

As described in Note 2, on January 1, 2025, the Company entered into agreements with certain consultants to provide a cash bonus of $232,161 (CA$333,887) upon the successful submission of the initial filing statement in connection with the proposed transaction dated October 29, 2024. Payment of this bonus remains contingent upon completion of the proposed transaction. This amount was recorded and included in consulting fees expensed in the statements of operations for the year ended July 31, 2025. As of July 31, 2026, accounts payable and accrued liabilities included $238,159 (CA$333,887) related to this cash bonus (July 31, 2025 – $241,274 (CA$333,887)).